Document and Entity Information	Jun. 30, 2022
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2023
Document Effective Date	Jan. 27, 2023
Prospectus Date	Oct. 28, 2022